SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2019	May 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
SUBSEQUENT EVENTS
Proceeds from Sale of Equity Method Investments			$ 4,544	$ 0	$ 0
Beijing IPE [Member]
SUBSEQUENT EVENTS
Equity Method Investment, Ownership Percentage		22.02%
Consideration received		$ 9,087
Subsequent Event [Member] | Beijing IPE [Member] | Year-End Adjustment [Member]
SUBSEQUENT EVENTS
Proceeds from Sale of Equity Method Investments	$ 4,544